Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 10, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019)

on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated September 26, 2014 to the Statutory Prospectus dated February 1, 2014 as revised July 1, 2014 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated September 26, 2014 in XBRL for the Fund.

Please contact me at (617) 672-8535, or fax number (617) 672-1535 if you have any questions or comments.

Very truly yours,

/s/ Linda K. Nishi

Linda K. Nishi

Assistant Vice President